2. SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Sep. 30, 2013	Mar. 31, 2013
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

Reclassification

Certain balances in previously issued financial statements have been reclassified to be consistent with the current period presentation.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

For purposes of the statement of cash flows, cash and cash equivalents include cash and all debt securities with an original maturity of 90 days or less. As of September 30, 2013 and March 31, 2013, bank balances included $602,255 and $808,772, respectively, held by the Company’s banks guaranteed by the Province of Alberta, Canada and the FDIC.

Accounts Receivable

Receivables from the sale of goods and services are stated at net realizable value. This value includes an appropriate allowance for estimated uncollectible accounts.  The allowance is calculated based on past collectability and customer relationships.  The Company recorded an allowance for doubtful accounts of $126,554 and $133,974 as of September 30, 2013 and March 31, 2013, respectively.

Inventory

In accordance with ASC 330, the Company’s inventory is valued at the lower of cost (the purchase price, including additional fees) or market based on using the entire value of inventory.  Inventories are determined based on the average cost basis.  As of September 30, 2013 and March 31, 2013 inventory consisted of the following:

	September 30, 2013	March 31, 2013
Raw materials	$-	$-
Finished goods	6,256,988	3,553,140
Work in process	-	-
Subtotal	6,256,988	3,553,140
Reserve for obsolescence	(87,908)	(89,526)
Total	$6,169,080	3,463,614

Revenue Recognition

The Company records sales when a firm sales agreement is in place, delivery has occurred or services have been rendered, and collectability of the fixed or determinable sales price is reasonably assured.  If customer acceptance of products is not assured, the Company records sales only upon formal customer acceptance.

Income Taxes

The Company is subject to US and Canadian income taxes, respectively, on its US and Canadian income with a credit provided for foreign taxes paid.   The combined effective rates of income tax expense (benefit) in the US and Canada are, respectively, 35% and 28% for the six months ended September 30, 2013 and 2012, respectively.

Basic and Diluted Earnings Per Share

The computation of basic earnings per share of common stock is based on the weighted average number of shares outstanding during the periods presented. The computation of fully diluted earnings per share includes common stock equivalents outstanding at the balance sheet date. The Company had 630,500 and 530,000 stock options included in the fully diluted earnings per share as of September 30, 2013 and 2012, respectively.  The Company uses the treasury stock method to calculate the dilutive effects of stock options and warrants.

	For the Six Months Ended September 30,
	2013		2012
Net income applicable to common shareholders	S	3,663,533	S	1,210,865
Weighted average shares outstanding		45,289,301		45,054,918
Weighted average fully diluted shares outstanding		45,905,364		45,436,770
Basic earnings per share	S	0.08	S	0.03
Fully diluted earnings per share	S	0.08	S	0.03

Foreign Currency and Comprehensive Income

The Company’s functional currencies are the United States dollar (USD) and the Canadian dollar (CAD), the reporting currency is USD.  All transactions initiated in other currencies are translated into the reporting currency in accordance with ASC830-20, “Foreign Currency Matters – Foreign Currency Transactions”. The period-end exchange rates of 0.97232 and 0.982898 were used to convert the Company’s September 30, 2013 and March 31, 2012 balance sheets, respectively, and the statements of operations used weighted average rates of 0.970557 and 1.02760 for the six months ended September 30, 2013 and 2012, respectively. All amounts in the financial statements and footnotes are presumed to be stated in USD, unless otherwise identified. Foreign currency translation gains or losses as a result of fluctuations in the exchange rates are reflected in the Statement of Operations and Other Comprehensive Income.

Recent Accounting Pronouncements

The Company has evaluated recent accounting pronouncements and their adoption has not had or is not expected to have a material impact on the Company’s financial position, or statements.

Stock-Based Compensation

The Company follows the provisions of ASC 718, “Share-Based Payment.” which requires all share-based payments to employees, including grants of employee stock options, to be recognized in the income statement based on their fair values.  The Company uses the Black-Scholes pricing model for determining the fair value of stock based compensation.

This summary of significant accounting policies of Profire Energy, Inc. and Subsidiary (“the Company”) is presented to assist in understanding the Company’s financial statements.  The Company’s accounting policies conform to accounting principles generally accepted in the United States of America (US GAAP). On September 30, 2008, The Flooring Zone, Inc. (“the Parent”) entered into an Acquisition Agreement with Profire Combustion, Inc. and the Shareholders of Profire Combustion, Inc. (“the Subsidiary”), subject to customary closing conditions. All conditions for closing were satisfied or waived and the transaction closed on October 9, 2008.

Pursuant to the terms and conditions of the Acquisition Agreement, 35,000,000 shares of restricted common stock of the Company were issued to the three shareholders of Profire Combustion, Inc., in exchange for all of the issued and outstanding shares of the Subsidiary. As a result of the transaction, Profire Combustion, Inc. became a wholly-owned subsidiary of the Parent and the shareholders of the Subsidiary became the controlling shareholders of the Company. For accounting purposes, the Subsidiary is considered the accounting acquirer, and the historical Balance Sheets, Statements of Operations and Other Comprehensive Income, and Statement of Cash Flow of the Subsidiary are presented as those of the Company. The historical equity information is that of Profire Combustion, Inc., the accounting acquiree. The recapitalization required pursuant to this merger resulted in a negative additional paid-in capital balance.

Organization and Line of Business

The Parent was incorporated on May 5, 2003 in the State of Nevada. The Subsidiary was incorporated on March 6, 2002 in the province of Alberta, Canada.

The Company provides products and services for burners and heaters for the oil and gas extraction industry in the Canadian and US markets.

Use of Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reportable amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Principles of Consolidation

The consolidated financial statements include our wholly-owned subsidiaries. Intercompany balances and transactions have been eliminated.

Basic and Diluted Earnings Per Share

The computation of basic earnings per share of common stock is based on the weighted average number of shares outstanding during the periods presented using the treasury stock method. The computation of fully diluted earnings per share includes common stock equivalents outstanding at the balance sheet date. The Company had 267,135 and 218,238 stock options included in the fully diluted earnings per share as of March 31, 2013 and 2012 respectively. Basic earnings per share for the years ended March 31, 2013 and 2012 are as follows:

	For the Years Ended March 31,
	2013	2012
Net income applicable to common shareholders	$1,432,655	$3,187,771
Weighted average shares outstanding	45,109,767	45,000,000
Weighted average fully diluted shares	45,371,965	45,218,238
Basic earnings per share	$0.03	$0.07
Fully diluted earnings per share	$0.03	$0.07

Foreign Currency and Comprehensive Income

The Company’s functional currency is the Canadian Dollar (CAD). The financial statements of the Company were translated to U.S. Dollars (USD) using year-end exchange rates for the balance sheet, and average exchange rates for the statements of operations. Equity transactions were translated using historical rates. The period-end exchange rates of 0.982898 and 1.00274 were used to convert the Company’s March 31, 2013 and 2012 balance sheets, respectively, and the statements of operations used weighted average rates of 0.982898 and 1.0075 for the years ended March 31, 2013 and 2012, respectively. All amounts in the financial statements and footnotes are presumed to be stated in USD, unless otherwise identified. Foreign currency translation gains or losses as a result of fluctuations in the exchange rates are reflected in the Statement of Operations and Comprehensive Income.

Accounting Method and Fiscal Year

The Company’s financial statements are prepared using the accrual method of accounting.  The Company has elected a fiscal year ending on March 31.

Fair Value of Financial Instruments

The fair value of a financial instrument is the amount that could be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Financial assets are marked to bid prices and financial liabilities are marked to offer prices. Fair value measurements do not include transaction costs. A fair value hierarchy is used to prioritize the quality and reliability of the information used to determine fair values. Categorization within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fair value hierarchy is defined into the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities.

Level 2: Observable market-based inputs or inputs that are corroborated by market data.

Level 3: Unobservable inputs that are not corroborated by market data.

Fair value estimates of financial instruments are made at a specific point in time, based on relevant information about financial markets and specific financial instruments. As these estimates are subjective in nature, involving uncertainties and matters of significant judgment, they cannot be determined with precision.  Changes in assumptions can significantly affect estimated fair value.

The carrying value of cash, accounts receivable, accounts payable and accrued liabilities approximate their fair value because of the short-term nature of these instruments. Management is of the opinion that the Company is not exposed to significant interest or credit risks arising from these financial instruments.

 Cash and Cash Equivalents

For purposes of the statement of cash flows, cash and cash equivalents include cash and all debt securities with an original maturity of 90 days or less. As of March 31, 2013 and 2012, cash and cash equivalents totaled $808,772 and $1,914,877, respectively. These deposits were insured by insurance accounts held by the Company’s banks guaranteed by the Province of Alberta, Canada and the FDIC.

Accounts Receivable

Receivables from the sale of goods and services are stated at net realizable value. This value includes an appropriate allowance for estimated uncollectible accounts.  The allowance is calculated based on past collectability and customer relationships.  The Company recorded an allowance for doubtful accounts of $133,974 and $65,110 as of March 31, 2013 and 2012, respectively.

Inventories

In accordance with ARB No. 43 “Inventory Pricing,” the Company’s inventory is valued at the lower of cost (the purchase price, including additional fees) or market based on using the entire value of inventory.  Inventories are determined based on the average cost basis. Inventory consists of finished goods held for sale. As of March 31 inventory consisted of the following:

	March 31, 2013	March 31, 2012
Raw materials	$-	$-
Finished goods	3,553,140	2,026,108
Work in process	-	-
Subtotal	3,553,140	2,026,108
Reserve for obsolescence	(89,526)	(57,368)
Total	$3,463,614	$1,968,740

Marketable Securities

The Company reports its investments in marketable securities under the provisions of ASC 320, Investments in Debt and Equity Securities. All the Company’s marketable securities are classified as “available for sale” securities, as the market value of the securities are readily determinable and the Company’s intention upon obtaining the securities was neither to sell them in the short term nor to hold them to maturity. Pursuant to ASC 320, securities which are classified as “available for sale” are recorded on the Company’s balance sheet at fair market value, with the resulting unrealized holding gains and losses excluded from earnings and reported as other comprehensive income until realized.

The Company evaluates securities for other-than-temporary impairment at least on a yearly basis, and more frequently when economic or market conditions warrant such evaluation. Consideration is given to the length of time and amount of the loss relative to cost, the nature and financial condition of the issuer and the ability and intent of the Company to hold the investment for a time sufficient to allow any anticipated recovery in fair value. Pursuant to ASC 320-5, other than temporary impairment losses are recorded as impairment expense in the statement of operations during the period in which the impairment is determined. The Company recognized other-than-temporary impairment to marketable securities in the amount of $8,438 and $-0- during the years ended March 31, 2013 and 2012, respectively.

Long-Lived Assets

We periodically review the carrying amount of our long-lived assets for impairment. An asset is considered impaired when estimated future cash flows are less than the carrying amount of the asset. In the event the carrying amount of such asset is not considered recoverable, the asset is adjusted to its fair value. Fair value is generally determined based on discounted future cash flow. There were no impairments of long-lived assets during the years ended March 31, 2013 and 2012.

Revenue Recognition

The Company records sales when a firm sales agreement is in place, delivery has occurred or services have been rendered, and collectability of the fixed or determinable sales price is reasonably assured. If customer acceptance of products is not assured, the Company records sales only upon formal customer acceptance.

Cost of Sales

The Company includes product costs (i.e. material, direct labor and overhead costs), shipping and handling expense, production-related depreciation expense and product license agreement expense in cost of sales.

Advertising Costs

The Company classifies expenses for advertising as general and administrative expenses. The Company incurred advertising costs of $98,222 and $29,210 during the years ended March 31, 2013 and 2012, respectively.

Stock-Based Compensation

The Company follows the provisions of ASC 718, “Share-Based Payment.” which requires all share-based payments to employees, including grants of employee stock options, to be recognized in the income statement based on their fair values.  The Company uses the Black-Scholes pricing model for determining the fair value of stock based compensation.

Concentration of Credit Risk

Financial instruments that potentially subject us to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable.  The Company performs ongoing credit evaluations of its customers and maintains allowances for potential credit losses.  Sales to the Company’s four largest customers approximated 37% and 52% of total sales for the years ended March 31, 2013, and 2012, respectively.

Income Taxes

The Parent is subject to US income taxes on a stand-alone basis. The Parent and its Subsidiary file separate stand-alone tax returns in each jurisdiction in which they operate. The Subsidiary is a corporation operating in Canada and is subject to Canadian income taxes on its stand-alone taxable income. The effective rates of income tax are 35.7% and 27.6% for the years ended March 31, 2013 and 2012, respectively.

The Company utilizes an asset and liability approach for financial accounting and reporting for income taxes. Deferred income taxes are provided for temporary differences in the basis of assets and liabilities as reported for financial statement and income tax purposes. Deferred income taxes reflect the tax effects of net operating loss and tax credit carryovers and temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Realization of certain deferred tax assets is dependent upon future earnings, if any. The Company makes estimates and judgments in determining the need for a provision for income taxes, including the estimation of our taxable income for each full fiscal year.

Research and Development

All costs associated with research and development are expensed when incurred. Costs incurred for research and development were $315,045 and $164,400 for the years ended March 31, 2013 and 2012 respectively.

Shipping and Handling Fees and Costs

The Company records all amounts billed to customers related to shipping and handling fees as revenue. The Company classifies expenses for shipping and handling costs as cost of goods sold. The Company incurred shipping and handling costs of $299,864 and $189,611 during the years ended March 31, 2013 and 2012, respectively.

Comprehensive Income

Comprehensive income includes net income as currently reported by the Company adjusted for other comprehensive items. Other comprehensive items for the Company consist of foreign currency translation gains and losses and unrealized holding gains and losses on available for sale securities.

Recent Accounting Pronouncements

The Company has evaluated recent accounting pronouncements and their adoption has not had or is not expected to have a material impact on the Company’s financial position, results of operations or cash flows.

Research and Development

All costs associated with research and development are expensed when incurred.  Costs incurred for research and development were $315,045 and $164,400 for the years ended March 31, 2013 and 2012 respectively.

Shipping and Handling Fees and Costs

The Company records all amounts billed to customers related to shipping and handling fees as revenue.  The Company classifies expenses for shipping and handling costs as cost of goods sold.  The Company incurred shipping and handling costs of $299,864 and $189,611 during the years ended March 31, 2013 and 2012, respectively.

Comprehensive Income

Comprehensive income includes net income as currently reported by the Company adjusted for other comprehensive items. Other comprehensive items for the Company consist of foreign currency translation gains and losses and unrealized holding gains and losses on available for sale securities.

Recent Accounting Pronouncements

The Company has evaluated recent accounting pronouncements and their adoption has not had or is not expected to have a material impact on the Company’s financial position, results of operations or cash flows.